Pension and other post-retirement benefits - Amounts Recognized in Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension Plans
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	$ 34,257	$ 25,128
AOCI from business acquisition	0
Additions to AOCI	17,905	34,916
Amortization in current period	(3,530)	(1,074)
Loss on plan settlements		(2,547)
Reclassification to regulatory accounts (note 7(b))	(10,122)	(22,166)
Ending balance, December 31	38,510	34,257
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(6,221)	(4,995)
AOCI from business acquisition	(285)
Additions to AOCI	(7,705)	(1,875)
Amortization in current period	784	649
Gain (loss) on plan settlements		0
Reclassification to regulatory accounts (note 7(b))	7,247	0
Ending balance, December 31	(6,180)	(6,221)
Other Postretirement Benefit Plans, Defined Benefit
Pension and Other Postretirement Benefit Plans, Accumulated Net Gains Losses [Roll Forward]
Beginning balance, January 1	(13,888)	(3,182)
AOCI from business acquisition	0
Additions to AOCI	14,871	3,254
Amortization in current period	409	272
Loss on plan settlements		0
Reclassification to regulatory accounts (note 7(b))	(10,538)	(14,232)
Ending balance, December 31	(9,146)	(13,888)
Pension and Other Post Retirement Benefits Plans, Net Prior Service Cost Credit [Roll Forward]
Beginning balance, January 1	(208)	(470)
AOCI from business acquisition	0
Additions to AOCI	0	0
Amortization in current period	208	262
Gain (loss) on plan settlements		0
Reclassification to regulatory accounts (note 7(b))	0	0
Ending balance, December 31	$ 0	$ (208)